                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2004

Global Governments Variable Account

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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
BONDS - 94.5%
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ISSUER                                                                                      PAR AMOUNT             $ VALUE
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
FOREIGN BONDS - 72.3%
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Australia - 3.4%
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Government of Australia, 8.75%, 2008                                                       AUD 143,000            $116,216
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Government of Australia, 6.25%, 2015                                                           353,000             272,244
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                                                                                                                  $388,460
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Austria - 4.3%
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Republic of Austria, 5.5%, 2007                                                            EUR 263,000            $351,178
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Republic of Austria, 5%, 2012                                                                   70,000              93,802
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Republic of Austria, 4.65%, 2018                                                                39,000              50,318
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                                                                                                                  $495,298
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Belgium - 3.3%
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Kingdom of Belgium, 3.75%, 2009                                                            EUR 157,000            $199,307
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Kingdom of Belgium, 5%, 2012                                                                   132,000             176,723
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                                                                                                                  $376,030
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Canada - 1.0%
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Government of Canada, 5.5%, 2009                                                            CAD 66,000             $55,698
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Government of Canada, 5.25%, 2012                                                               65,000              54,156
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                                                                                                                  $109,854
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Denmark - 4.0%
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Kingdom of Denmark, 7%, 2007                                                               DKK 955,000            $178,342
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Kingdom of Denmark, 6%, 2009                                                                 1,147,000             213,790
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Kingdom of Denmark, 5%, 2013                                                                   376,000              66,967
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                                                                                                                  $459,099
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Finland - 7.3%
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Republic of Finland, 2.75%, 2006                                                           EUR 267,000            $333,077
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Republic of Finland, 3%, 2008                                                                  398,000             493,599
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                                                                                                                  $826,676
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France - 8.8%
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Republic of France, 4.75%, 2007 - 2012                                                     EUR 711,000            $933,332
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Republic of France, 6%, 2025                                                                    46,000              68,336
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                                                                                                                $1,001,668
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Germany - 10.6%
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Federal Republic of Germany, 3.5%, 2008                                                    EUR 274,000            $345,453
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Federal Republic of Germany, 5.25%, 2010                                                       227,000             307,928
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Federal Republic of Germany, 6.25%, 2030                                                       183,000             281,122
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Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                                    220,000             275,616
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                                                                                                                $1,210,119
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Ireland - 6.2%
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Republic of Ireland, 4.25%, 2007                                                           EUR 505,000            $652,142
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Republic of Ireland, 4.6%, 2016                                                                 40,000              51,780
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                                                                                                                  $703,922
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Italy - 1.9%
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Republic of Italy, 5.25%, 2017                                                             EUR 160,000            $216,487
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Mexico - 1.3%
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Pemex Project Funding Master Trust, 8.625%, 2022                                              $117,000            $133,029
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United Mexican States, 8%, 2022                                                                 10,000              11,275
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                                                                                                                  $144,304
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Netherlands - 3.8%
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Kingdom of Netherlands, 5.75%, 2007                                                        EUR 295,000            $391,589
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Kingdom of Netherlands, 5%, 2012                                                                30,697              41,188
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                                                                                                                  $432,777
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New Zealand - 4.6%
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Government of New Zealand, 7%, 2009                                                        NZD 142,000             $99,613
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Government of New Zealand, 6.5%, 2013                                                          604,000             419,430
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                                                                                                                  $519,043
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Portugal - 1.0%
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Republic of Portugal, 5.45%, 2013                                                           EUR 84,000            $115,902
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Qatar - 0.8%
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State of Qatar, 9.75%, 2030                                                                    $67,000             $95,307
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South Africa - 0.8%
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Republic of South Africa, 8.5%, 2017                                                           $76,000             $92,340
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Spain - 2.9%
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Kingdom of Spain, 6%, 2008                                                                 EUR 220,000            $299,377
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Kingdom of Spain, 5.35%, 2011                                                                   20,000              27,416
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                                                                                                                  $326,793
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United Kingdom - 6.3%
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United Kingdom Treasury, 5.75%, 2009                                                        GBP 37,000             $70,004
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United Kingdom Treasury, 5%, 2012                                                              357,000             653,715
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                                                                                                                  $723,719
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Total Foreign Bonds                                                                                             $8,237,798
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U.S. BONDS - 22.2%
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Asset Backed & Securitized - 3.7%
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Commercial Mortgage Asset Trust, 1.12%, 2032##                                              $1,609,014             $82,815
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                         58,003              62,528
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First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                60,361              69,205
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First Union National Bank Commercial Mortgage Trust, 1.211%, 2043##                          1,753,531              87,439
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First Union-Lehman Brothers Bank of America, 6.56%, 2035                                        29,461              32,015
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GMAC Commercial Mortgage Securities, Inc., 6.42%, 2035                                          29,461              32,104
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LB-UBS Commercial Mortgage Trust, 7.95%, 2010                                                   45,271              53,186
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                                                                                                                  $419,292
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Mortgage Backed - 1.4%
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Fannie Mae, 6%, 2017 - 2018                                                                   $147,976            $155,265
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Supranational - 6.4%
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Inter-American Development Bank, 1.9%, 2009                                             JPY 76,000,000            $732,468
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U.S. Government Agencies - 3.3%
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Fannie Mae, 1.75%, 2008                                                                 JPY 40,000,000            $380,711
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U.S. Treasury Obligations - 7.4%
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U.S. Treasury Bonds, 8%, 2021                                                                  $56,000             $76,976
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U.S. Treasury Bonds, 6.25%, 2030                                                               189,000             224,319
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U.S. Treasury Notes, 4.25%, 2013                                                                51,000              51,657
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U.S. Treasury Notes, 2%, 2014                                                                  472,566             483,882
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                                                                                                                  $836,834
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Total U.S.Bonds                                                                                                 $2,524,570
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Total Bonds (Identified Cost, $10,282,487)                                                                     $10,762,368
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SHORT-TERM OBLIGATION - 1.1%
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Fannie Mae, 1.65% due 10/01/04, at Amortized Cost                                             $123,000            $123,000
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REPURCHASE AGREEMENT - 4.5%
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Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$519,027 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                         $519,000            $519,000
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Total Investments (Identified Cost, $10,924,487)                                                               $11,404,368
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OTHER ASSETS,  LESS LIABILITIES - (0.1)%                                                                           (13,521)
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Net Assets - 100.0%                                                                                            $11,390,847
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## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the
U.S.dollar. A list of abbreviations is shown below.

AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Kroner
NZD = New Zealand Dollar
PLN = Polish Zloty
SEK = Swedish Krona

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

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SUPPLEMENTAL SCHEDULES (UNAUDITED)
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(1) FINANCIAL INSTRUMENTS

The variable account trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the variable account has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                           NET UNREALIZED
                                CONTRACTS TO                                           CONTRACTS           APPRECIATION
SETTLEMENT DATE                 DELIVER/RECEIVE            IN EXCHANGE FOR             AT VALUE            (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
SALES
-----

10/12/04                        445,155                   AUD $316,679                $323,097               $(6,418)
11/15/04                         54,131                     CAD 41,500                  42,902                (1,402)
10/12/04                         76,174                     CHF 61,195                  61,128                    67
11/16/04                      1,999,452                    DKK 328,436                 333,864                (5,428)
10/6/04 -11/22/04             2,987,239                  EUR 3,657,847               3,712,413               (54,566)
11/16/04                        158,706                    GBP 286,209                 286,444                  (235)
10/12/04                        773,698                    NZD 494,966                 524,067               (29,101)
11/16/04                        430,971                     SEK 57,858                  59,131                (1,273)
                                                         ------------------------------------------------------------
                                                            $5,244,690              $5,343,046              $(98,356)
                                                         ============================================================

PURCHASES
---------
11/15/04                         34,173                    CAD $26,489                 $27,084                  $595
10/12/04                        148,203                    CHF 118,450                 118,930                   480
11/29/04                      1,490,431                     CZK 58,100                  58,601                   501
10/6/04 --11/22/04            1,870,131                  EUR 2,308,921               2,324,260                15,339
11/16/04                          2,382                      GBP 4,304                   4,299                   (5)
11/9/04                     302,711,566                  JPY 2,727,581               2,759,419                31,838
11/15/04                        395,478                     NOK 57,881                  58,851                   970
10/12/04                         85,296                     NZD 57,018                  57,776                   758
11/29/04                        370,506                    PLN 103,807                 104,574                   767
11/16/04                      1,793,539                    SEK 238,330                 246,083                 7,753
                                                         ------------------------------------------------------------
                                                            $5,700,881              $5,759,877               $58,996
                                                         ============================================================

At September 30,2004,forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $13,766 with Merrill Lynch International.

At September 30,2004,the variable account had sufficient cash and/or securities to cover any commitments under these contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                  -------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: November 23, 2004
      -----------------


* Print name and title of each signing officer under his or her signature.